FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments at fair value	$ 225,971,785	$ 196,343,988
Total
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments at fair value	27,088,214	27,261,000
Total | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments at fair value	20,579,144	20,612,346
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments at fair value	6,509,070	6,648,654
Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments at fair value	27,088,214	27,261,000
Active Markets for Identical Assets (Level 1) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments at fair value	20,579,144	20,612,346
Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments at fair value	6,509,070	6,648,654
Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments at fair value	0	0
Other Observable Inputs (Level 2) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments at fair value	0	0
Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments at fair value	0	0
Common/collective trusts | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments at fair value	$ 198,883,571	$ 169,082,988